EQUITY (Details 1) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares
Equity
Number of shares, Beginning balance	9,865,767	9,865,767	8,377,897	8,377,897
Issued capital, Beginning	$ 62,849	¥ 450,782	$ 62,849	¥ 450,782
Issue of shares			1,487,870	1,487,870
Effect of Eight-to-One Share Combination	(8,609,379)	(8,609,379)
Number of shares, Ending balance	1,256,388	1,256,388	9,865,767	9,865,767
Issued capital, Ending	$ 62,849	¥ 450,782	$ 62,849	¥ 450,782